Consolidated Statements of Cash Flows	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 27,837,080	$ 123,714,858	¥ 850,601,505	¥ (26,076,225)	¥ (9,969,407)
Adjustments to reconcile net income (loss) to net cash provided (used in) by operating activities:
Interest on restricted cash for financial standby letter of credit					(495,247)
Gain from disposal of long-term investments	(3,244,457)				(1,600,000)
Provision for doubtful accounts	1,363,506	525,321	3,611,845		694,460
Gain from disposal of discontinued operations		(163,849,021)	(1,126,543,946)
Depreciation and amortization	9,179,835	1,938,953	13,331,272		10,293,833
Loss (gain) from disposal of property and equipment	(507)	130	893		(14,186)
Share-based compensation	15,135,646	2,994,967	20,591,899		6,958,403
Deferred income tax expense (benefit)	1,454,773	(3,777,174)	(25,969,955)		22,919,916
Share of losses of equity method investments	1,878,172				16,121,334
Impairment loss of long-term investment	15,216,510	928,049	6,380,802		32,199,372
Change in fair value of long-term investment (Note 4)		(399,971)	(2,750,000)
Interest on convertible promissory note (Note 4)					(568,320)
Foreign currency exchange loss (gain)	(653,103)	6,238	42,887		253,986
Changes in operating assets and liabilities, net of effect of acquisition
Accounts receivable	(45,307,278)	5,982,639	41,133,635		(6,133,681)
Prepaid expenses and other current assets	(3,315,799)	(1,973,438)	(13,568,373)		1,508,565
Other assets	309,497	(94,460)	(649,463)		(245,162)
Income tax payable	14,953,642	(2,174,917)	(14,953,642)		(3,044,352)
Accrued expenses and other payables	60,115,517	(9,774,658)	(67,205,665)		(797,392)
Deferred revenues	682,605	482,874	3,320,001		(6,537,396)
Net cash provided by (used in) operating activities	95,605,639	(45,469,610)	(312,626,305)		61,544,726
Cash flows from investing activities :
Cash paid for property and equipment	(4,957,034)	(1,034,150)	(7,110,298)		(3,210,222)
Loan lent to Beijing Biztour (Note 3)		(1,999,252)	(13,745,856)
Cash receipt from property and equipment disposal	1,060	401	2,760		14,536
Proceeds from disposal of affiliates	4,603,550				5,500,000
Proceeds received from the sale of non-redeemable non-controlling interests (Note 12)		218,166	1,500,000
Proceeds from disposal of a subsidiary, less cash of the subsidiary	1,996,848
Cash received from shareholder (Note 17)	10,000,000
Payment for acquisition of a subsidiary, less cash acquired	(645,492)
Proceeds from acquisition of a subsidiary, less cash paid		31,270	215,000		411,583
Cash paid for long-term investments	(5,500,000)				(89,945,800)
Proceeds from disposal of discontinued operations, net of RMB 147,738,996 cash disposed		177,895,339	1,223,119,391
Net cash provided by (used in) investing activities	(20,604,329)	174,785,211	1,201,735,714		(93,951,601)
Cash flows from financing activities :
Cash paid for employee individual income tax for net-settlement of vested shares	(188,658)	(251,188)	(1,727,040)		(200,047)
Cash received from short-term loans		2,181,660	15,000,000		3,449,650
Repayment of short-term loans	(3,449,650)	(2,181,660)	(15,000,000)
Principal payments on capital lease obligations	(811,830)	(434,672)	(2,988,587)
Cash received from third party investors (Note 12)					34,000,000
Cash received for exercise of share options		208,485	1,433,441
Special cash dividend (Note 15)	(65,698,571)	(137,678,976)	(946,611,803)
Net cash provided by (used in) financing activities	(70,148,709)	(138,156,351)	(949,893,989)		37,249,603
Effect of foreign exchange rate changes on cash	(1,210,072)	(686,499)	(4,720,020)		(62,052)
Net increase (decrease) in cash	3,642,529	(9,527,249)	(65,504,600)		4,780,676
Cash, cash equivalents and restricted cash at beginning of period	252,448,413	37,246,883	256,090,942		247,667,737
Cash, cash equivalents and restricted cash at end of period	256,090,942	27,719,634	190,586,342	¥ 256,090,942	252,448,413
Supplemental disclosures of cash flow information :
Cash paid for income tax	13,189,525	33,801,479	232,402,067		19,756,064
Cash refunded for income tax	(189,691)				(1,034,642)
Cash paid for interest expenses	57,367	36,315	249,683		57,572
Non-cash investing and financing activities:
Acquisition of property and equipment by capital lease	1,323,527
Education assessment caseware
Cash flows from investing activities :
Cash paid for intangible assets	(2,584,558)				¥ (6,721,698)
Software platform of Project Shuang Chuang
Cash flows from investing activities :
Cash paid for intangible assets	(8,599,056)	$ (326,563)	¥ (2,245,283)
ACT license
Cash flows from investing activities :
Cash paid for intangible assets	¥ (14,919,647)